DEBT (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 335	$ 35
2022	196	1,122
2023	15,774	228
2024	21	16,050
2025	6	21
2026 and thereafter	3	6
Total debt obligations	$ 16,335	$ 17,462